Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total Revenue	$ 445,928	$ 863,438	$ 670,171
Total Cost of Revenue	(1,424,312)	(1,380,600)	(702,679)
Operating expenses:
Sales and marketing	(449,900)	(35,000)
General and administrative	(2,515,291)	(2,156,063)	(10,351,357)
Provision for doubtful accounts		(3,138)	(1,750,909)
(Loss)/income on disposal of intangible assets		(29,968)	121,020
Impairment loss of property and equipment	(307,733)
Impairment loss of intangible assets	(4,248,085)	(3,144,053)	(1,292,568)
Total operating expenses	(7,521,009)	(5,368,222)	(13,273,814)
Operating loss from continuing operations	(8,499,393)	(5,885,384)	(13,306,322)
Interest (expenses)/income, net	(196,055)	5,118	1,083
Financing costs	(450,000)
Other (expenses)/income, net	2,379	1,248	(143)
Loss on market price of short-term investment	(226,210)
Loss from selling short-term investments	(78,693)
Loss from disposal of subsidiaries		(4,664)
Loss before provision for income taxes	(9,447,972)	(5,883,682)	(13,305,382)
Income tax benefits	90,776	248,711
Loss from continuing operations	(9,357,196)	(5,634,971)	(13,305,382)
Discontinued operations:
Loss from discontinued operations			(8,360,322)
Net loss	(9,357,196)	(5,634,971)	(21,665,704)
Net loss attributable to holders of ordinary shares of Mercurity Fintech Holding Inc.	(9,357,196)	(5,634,971)	(21,665,704)
Numerator
Net loss attributable to holders of ordinary shares of Mercurity Fintech Holding Inc.	(9,357,196)	(5,634,971)	(21,665,704)
Continuing operations	$ (9,357,196)	$ (5,634,971)	$ (13,305,382)
Denominator
Weighted average shares used in calculating basic net loss per ordinary share	45,841,825	14,435,674	9,720,934
Weighted average shares used in calculating diluted net loss per ordinary share	45,841,825	14,435,674	9,720,934
Net Loss per ordinary share
Basic	$ (0.20)	$ (0.39)	$ (2.23)
Diluted	(0.20)	(0.39)	(2.23)
Net Loss per ordinary share from continuing operation
Basic	(0.20)	(0.39)	(1.37)
Diluted	(0.20)	(0.39)	(1.37)
Net Loss per ordinary share from discontinued operation
Basic			(0.86)
Diluted			$ (0.86)
Net loss	$ (9,357,196)	$ (5,634,971)	$ (21,665,704)
Change in cumulative foreign currency trans adjustment	13,599	28,289	3,285
Change in disposal of subsidiaries		31,284
Comprehensive loss	(9,343,597)	(5,575,398)	(21,662,419)
Business Consultation Services [Member]
Total Revenue	160,000	80,000
Total Cost of Revenue	(138,092)	(19,000)
Distributed Storage and Computing Services [Member]
Total Revenue	285,928	783,438	664,307
Total Cost of Revenue	(1,286,220)	(1,361,600)	(702,679)
Technical Services [Member]
Total Revenue			5,864
Gross loss	$ (978,384)	$ (517,162)	$ (32,508)